SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES, Useful Lives for Property, Plant and Equipment (Details) - Furniture and Computer Equipment [Member]	Dec. 31, 2023
Minimum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	2 years
Maximum [Member]
Property, Plant and Equipment [Abstract]
Estimated useful lives	5 years